                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                 811-7972

Exact name of registrant as specified in charter:   Delaware Group Adviser Funds

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            October 31

Date of reporting period:                           January 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE DIVERSIFIED INCOME FUND
JANUARY 31, 2005

                                                                                             PRINCIPAL          MARKET
                                                                                             AMOUNT*            VALUE (U.S. $)
                                                                                             --------------     --------------
AGENCY ASSET-BACKED SECURITIES- 1.49%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                   USD     $      650,000     $      650,587
   Series 2004-T4 A3 4.42% 8/25/24                                                                  795,000            800,807
oSLMA Student Loan Trust
   Series 1996-4 A2 3.006% 7/25/09                                                                  201,848            203,128
   Series 1997-2 A2 2.966% 1/25/10                                                                  399,179            400,031
   Series 1997-4 A2 3.116% 10/25/10                                                                 115,438            116,751
   Series 2004-1 A1 2.74% 1/26/15                                                                   806,444            806,889
   Series 2004-3 A3 2.79% 4/25/16                                                                 2,790,000          2,793,983
   Series 2004-6 A2 2.74% 1/25/13                                                                 3,400,000          3,403,623
                                                                                                                --------------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $9,172,382)                                                               9,175,799
                                                                                                                --------------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 1.59%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                 290,922            310,354
   Series 2002-T4 A3 7.50% 12/25/41                                                                 945,895          1,009,523
   Series 2004-87 UD 4.75% 11/25/30                                                                 475,000            474,025
   Series 2004-90 PC 5.00% 3/25/27                                                                  424,000            431,512
   Series 2005-1 HC 5.00% 9/25/28                                                                 1,080,000          1,100,185
   Series 2005-1 KZ 5.00% 2/25/35                                                                   705,000            625,688
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                   69,590             74,232
   Series 2001-T8 A2 9.50% 7/25/41                                                                  193,529            215,219
   Series 2004-T1 1A2 6.50% 1/25/44                                                                  86,075             89,729
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44                                              731,423            763,423
Freddie Mac
   Series 2480 EH 6.00% 11/15/31                                                                     46,881             47,310
   Series 2727 PM 4.50% 1/15/34                                                                     575,000            536,181
   Series 2777 DE 4.00% 3/15/29                                                                     505,000            488,635
   Series 2836 HQ 4.75% 5/15/29                                                                     730,000            730,428
   Series 2889 OE 5.00% 1/15/30                                                                     690,000            696,372
   Series 2890 PC 5.00% 7/15/30                                                                     945,000            956,787
   Series 2902 LC 5.50% 12/15/17                                                                    430,000            440,534
Freddie Mac Structured Pass Through Securities
   Series T-56 A2A 2.842% 7/25/36                                                                   295,166            292,791
   Series T-58 1A2 3.108% 5/25/35                                                                   185,000            183,882
   Series T-58 2A 6.50% 9/25/43                                                                     250,228            261,582
GNMA Series 2002-62 B 4.763% 1/16/25                                                                 45,000             45,884
                                                                                                                --------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,749,546)                                                   9,774,276
                                                                                                                --------------

AGENCY MORTGAGE-BACKED SECURITIES- 11.89%
Fannie Mae
   5.73% 12/1/08                                                                                    353,837            372,856
   6.50% 8/1/17                                                                                   1,037,700          1,088,859
   6.765% 1/1/07                                                                                    452,262            470,635
Fannie Mae TBA 5.00% 2/1/35                                                                       1,235,000          1,232,684
Fannie Mae Balloon 7 yr 4.50% 11/1/10                                                               160,667            161,169
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                    576,793            582,020
   5.00% 1/1/34                                                                                       9,548              9,617
   5.00% 1/1/34                                                                                     356,110            359,337
   5.00% 8/1/34                                                                                     566,509            570,581
   5.00% 11/1/34                                                                                    677,192            682,059
   5.00% 11/1/34                                                                                    113,588            114,404
Fannie Mae S.F. 15 yr
   4.50% 2/1/19                                                                                     577,799            577,619
   4.50% 7/1/19                                                                                     479,712            479,562
   6.00% 4/1/17                                                                                      36,527             38,262
   6.00% 6/1/17                                                                                       9,078              9,509
Fannie Mae S.F. 15 yr TBA
   4.50% 3/1/20                                                                                   3,410,000          3,404,672
   5.00% 2/1/20                                                                                   9,120,000          9,265,350
   5.50% 2/1/20                                                                                   4,590,000          4,734,872

Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                                                   2,864,311          2,865,206
   5.50% 3/1/29                                                                                     785,819            803,500
   5.50% 4/1/29                                                                                     666,892            681,897
   7.00% 10/1/28                                                                                    704,555            747,268
   7.00% 9/1/33                                                                                     795,000            841,458
   7.00% 2/1/34                                                                                     296,029            313,328
   7.00% 9/1/34                                                                                     400,039            423,417
   7.50% 6/1/31                                                                                      40,919             43,860
   7.50% 3/1/32                                                                                     198,855            212,962
   7.50% 4/1/32                                                                                     221,785            237,518
   7.50% 6/1/34                                                                                     450,023            481,946
Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/35                                                                                   3,460,000          3,452,431
   5.50% 2/1/35                                                                                  19,645,000         20,007,205
   6.00% 2/15/35                                                                                  6,210,000          6,413,766
   6.50% 2/2/35                                                                                   6,460,000          6,760,794
oFreddie Mac ARM 3.718% 4/1/34                                                                      449,981            456,590
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                           412,450            416,703
Freddie Mac S.F. 30 yr
   5.50% 11/1/33                                                                                  1,361,224          1,389,725
   6.50% 10/1/33                                                                                    136,967            143,473
   7.00% 11/1/33                                                                                    172,535            182,671
GNMA S.F. 30 yr
   7.50% 2/15/32                                                                                      3,358              3,606
   9.50% 9/15/17                                                                                     10,450             11,773
   10.00% 7/15/17                                                                                     5,401              6,007
GNMA S.F. 30 yr TBA
   5.00% 2/1/35                                                                                   1,895,000          1,907,436
   6.50% 2/1/35                                                                                     105,000            110,545
                                                                                                                --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $72,706,526)                                                          73,069,152
                                                                                                                --------------

AGENCY OBLIGATIONS- 2.89%
Fannie Mae
   2.375% 2/15/07                                                                                 1,585,000          1,551,604
   3.125% 12/15/07                                                                                  795,000            783,831
   3.25% 8/15/08                                                                                    160,000            157,261
   3.375% 12/15/08                                                                                  520,000            511,647
   6.625% 11/15/30                                                                                1,500,000          1,857,251
~Financing Corporation Principal Strips
  PRN 1 5.071% 5/11/18                                                                              660,000            348,436
  PRN 2 5.029% 11/30/17                                                                           2,580,000          1,396,874
  PRN 10 5.031% 11/30/17                                                                          1,545,000            836,500
  PRN 15 5.240% 3/7/19                                                                            1,730,000            870,197
Freddie Mac
   3.75% 8/3/07                                                                                     340,000            340,044
   5.75% 4/15/08                                                                                    150,000            159,366
~RFCO Residual Funding Strip 5.055% 10/15/19                                                      6,610,000          3,259,813
~RFCO Strips
   5.209% 1/15/25                                                                                 8,130,000          3,041,457
   5.240% 10/15/25                                                                                7,220,000          2,613,423
                                                                                                                --------------
TOTAL AGENCY OBLIGATIONS (COST $17,172,380)                                                                         17,727,704
                                                                                                                --------------

ASSET-BACKED SECURITIES- 2.85%
#ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                255,425            254,821
American Express Credit Account Master Trust Series 2004-3 A 4.35% 12/15/11                         535,000            542,057
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                                                   303,964            307,037
   Series 2001-D A4 4.41% 11/12/08                                                                  808,096            813,932
Capital One Multi-Asset Execution Trust Series 2003-C2 4.32% 4/15/09                                 70,000             70,552
#Cendant Timeshare Receivables Funding  Series 2004-1A A1 144A 3.67% 5/20/16                        328,688            326,942
#Chase Funding Net Interest Margin Series 2003-6A 144A 5.00% 1/27/35                                 17,408             17,387
Citibank Credit Card Issuance Trust
   Series 1999-2 A 5.875% 3/10/11                                                                   225,000            241,043
   Series 2003-A3 3.10% 3/10/10                                                                     470,000            460,140
   Series 2003-A7 4.15% 7/7/17                                                                      345,000            334,318
   Series 2004-A4 3.20% 8/24/09                                                                     300,000            296,194
oCountrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                 665,000            661,735
   Series 2004-9 AF2 3.337% 9/25/23                                                                 405,000            402,139
   Series 2004-13 AV2 2.79% 5/25/34                                                                 830,000            831,133
#Countrywide Asset-Backed Certificates Net Interest Margin
 Series 2004-1 144A 6.00% 5/25/34                                                                    81,367             81,757
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                       226,969            226,756
MBNA Credit Card Master Note Trust
   Series 2001-A1 5.75% 10/15/08                                                                     90,000             92,663
   Series 2004-B1 4.45% 8/15/16                                                                   1,940,000          1,906,471

MBNA Master Credit Card Trust USA
   oSeries 1996-B A 2.74% 8/15/08                                                                   395,000            396,127
   #Series 2000-D C 144A 8.40% 9/15/09                                                              365,000            399,041
oMerrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 2.88% 7/25/35                                                              759,000            761,201
   Series 2005-NC1 A2B 2.798% 10/25/35                                                              290,000            290,000
   Series 2005-WMC1 A2B 2.77% 9/25/35                                                             1,431,000          1,431,000
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                                   219,553            224,076
   Series 2011 A1 4.864% 7/15/38                                                                     68,487             67,113
NationsCredit Grantor Trust Series 1997-1A 6.75% 8/15/13                                             28,080             28,356
Navistar Financial Owner Trust Series 2002-B A4 3.52% 10/15/09                                      210,000            210,415
oNovastar Home Equity Loan Series 2004-4 A2B 2.87% 3/25/35                                          840,000            842,449
oRenaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                                800,000            798,528
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 2.76% 12/25/34                                                             450,000            450,471
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                290,000            292,342
#Sail Net Interest Margin Notes Series 2003-10A A 144A 7.50% 10/27/33                                61,223             61,759
oSaxon Asset Securities Trust Series 2005-1 A2B 2.75% 5/25/35                                     1,120,000          1,120,000
#Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15                           252,253            249,908
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                618,727            584,786
   oSeries 2005-NC1 A7 2.76% 2/25/35                                                              1,000,000          1,000,000
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                            420,000            424,370
                                                                                                                --------------
TOTAL ASSET-BACKED SECURITIES (COST $17,462,682)                                                                    17,499,019
                                                                                                                --------------
@~~COLLATERALIZED BOND OBLIGATIONS - 0.26%
#Alliance Capital Funding Series 1 A3 144A 5.84% 2/15/10                                             94,926             96,824
#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                   295,781            301,696
o#Merrill Lynch VII Series 1997-C3A A 144A 2.905% 3/23/08                                           279,635            103,465
#Putnam CBO II Series 1A A1 144A 6.875% 11/8/09                                                     136,938            139,676
o#RHYNO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                                277,519            284,240
South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                     126,037            128,243
#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                      500,000            520,000
                                                                                                                --------------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $1,622,693)                                                              1,574,145
                                                                                                                --------------

@~~COLLATERALIZED DEBT OBLIGATIONS - 0.13%
#Magnetite Asset Investor Series 2003-C1 144A 8.786% 1/31/08                                        750,000            771,580
                                                                                                                --------------
TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $791,250)                                                                  771,580
                                                                                                                --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES- 2.84%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                                                                  335,000            328,104
   Series 2004-5 A3 4.561% 11/10/41                                                                 445,000            448,145
   Series 2004-6 A5 4.811% 12/10/42                                                                 835,000            843,496
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                      1,615,100          1,728,352
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                                1,055,000          1,131,141
#Global Signal Trust Series 2004-2A A 144A 4.232% 12/15/14                                          695,000            686,865
oGreenwich Capital Commercial Funding Series 2005-GG3 A4 4.799% 8/10/42                           1,275,000          1,281,315
#Hilton Hotel Series 2000 HLTA A1 144A 7.055% 10/3/15                                               369,027            402,159
J.P. Morgan Chase Commercial Mortgage
   Series 2002-C1 A3 5.376% 7/12/37                                                               2,630,000          2,773,029
   Series 2002-C2 A2 5.05% 12/12/34                                                               2,465,000          2,548,546
   Series 2003-C1 A2 4.985% 1/12/37                                                                 300,000            308,743
Lehman Brothers Commercial Conduit Mortgage Trust 6.21% 10/15/35                                  2,700,000          2,888,895
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                              900,000          1,002,240
Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41                                    410,000            410,332
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                                            600,000            646,166
                                                                                                                --------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $17,508,046)                                                      17,427,528
                                                                                                                --------------

CORPORATE BONDS- 32.34%
Aerospace & Defense - 0.28%
Armor Holdings 8.25% 8/15/13                                                                       $900,000          1,005,750
#DRS Technologies 144A 6.875% 11/1/13                                                               225,000            229,500
Moog 6.25% 1/15/15                                                                                  450,000            457,875
                                                                                                                --------------
                                                                                                                     1,693,125
                                                                                                                --------------
Automobiles & Automotive Parts - 1.26%
#Accuride 144A 8.50% 2/1/15                                                                         575,000            595,125
^Advanced Accessory Holdings 13.25% 12/15/11                                                      1,125,000            472,500
Advanced Accessory Systems 10.75% 6/15/11                                                           700,000            651,000
Collins & Aikman Products 10.75% 12/31/11                                                           475,000            472,625
#Collins & Aikman Products 144A 12.875% 8/15/12                                                     275,000            228,938

#Cooper-Standard 144A
   7.00% 12/15/12                                                                                   200,000            197,500
   8.375% 12/15/14                                                                                  225,000            214,875
oDaimlerChrysler Holding 2.94% 9/10/07                                                              800,000            803,029
#Dana 144A 5.85% 1/15/15                                                                            485,000            476,908
Ford Motor 7.45% 7/16/31                                                                          2,175,000          2,176,123
General Motors 8.375% 7/15/33                                                                     1,450,000          1,464,077
                                                                                                                --------------
                                                                                                                     7,752,700
                                                                                                                --------------
Banking, Finance & Insurance - 5.10%
#Amvescap 144A 4.50% 12/15/09                                                                       680,000            678,286
o#Banco Santander 144A 2.80% 12/9/09                                                                545,000            544,849
Bear Stearns 4.65% 7/2/18                                                                           645,000            613,923
#Berkshire Hathaway Finance 144A
   o2.66% 1/11/08                                                                                   690,000            690,066
   4.125% 1/15/10                                                                                   530,000            530,143
o#Bombardier Capital 144A 4.827% 5/30/13                                                            550,000            549,708
Citigroup 5.875% 2/22/33                                                                            785,000            827,392
Core Investment 4.727% 11/30/07                                                                     700,000            712,677
Credit Suisse First Boston USA 6.125% 11/15/11                                                      450,000            491,810
#E Trade Financial 144A 8.00% 6/15/11                                                               980,000          1,058,400
#Erac USA Finance 144A 7.35% 6/15/08                                                                625,000            687,391
#Farmers Exchange Capital 144A
   7.05% 7/15/28                                                                                    330,000            350,624
   7.20% 7/15/48                                                                                    550,000            585,760
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                     270,000            278,172
   8.625% 5/1/24                                                                                    345,000            417,709
FINOVA Group 7.50% 11/15/09                                                                       1,569,500            729,818
Ford Motor Credit
   5.625% 10/1/08                                                                                   175,000            175,712
   5.70% 1/15/10                                                                                    150,000            149,700
   7.00% 10/1/13                                                                                    620,000            654,523
Franklin Resources 3.70% 4/15/08                                                                    250,000            248,819
General Electric Capital 2.75% 9/25/06                                                               25,000             24,717
General Motors Acceptance Corporation
   6.125% 8/28/07                                                                                   370,000            375,677
   6.75% 12/1/14                                                                                    525,000            515,638
   7.75% 1/19/10                                                                                    260,000            273,388
Goldman Sachs 6.345% 2/15/34                                                                        855,000            918,951
HSBC Bank USA 3.875% 9/15/09                                                                        800,000            791,788
#Kazkommerts International 144A
   7.00% 11/3/09                                                                                    500,000            495,000
   8.50% 4/16/13                                                                                     40,000             41,350
KFW International Finance 1.75% 3/23/10                                              JPY        650,000,000          6,663,785
LaBranche & Company 11.00% 5/15/12                                                   USD            660,000            711,150
#Liberty Mutual 144A 5.75% 3/15/14                                                                  195,000            193,148
Marsh & McLennan 5.375% 3/15/07                                                                     770,000            786,336
Midland Funding II 11.75% 7/23/05                                                                    70,551             73,188
#Mizuho Finance 144A 5.79% 4/15/14                                                                  360,000            382,238
Morgan Stanley
   o2.51% 11/24/06                                                                                  370,000            370,498
   4.75% 4/1/14                                                                                     290,000            286,001
   5.30% 3/1/13                                                                                      70,000             72,691
#Nationwide Mutual Insurance 144A
   7.875% 4/1/33                                                                                    305,000            374,256
o#North Front Pass-Through Trust 144A 5.81% 12/15/24                                              1,100,000          1,132,870
o#Oil Insurance 144A 5.15% 8/15/33                                                                  735,000            740,384
Popular North America 4.25% 4/1/08                                                                  470,000            473,195
Popular North America Capital Trust I 6.564% 9/15/34                                                405,000            441,556
o#Premium Asset Trust 144A 2.67% 2/2/07                                                             735,000            734,706
^^Prudential Financial 4.104% 11/15/06                                                              305,000            307,715
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                   165,000            169,506
oRBS Capital Trust I 4.709% 12/29/49                                                                285,000            280,328
Regions Financial 6.375% 5/15/12                                                                    500,000            557,843
#TIAA Global Markets 144A 2.75% 1/13/06                                                             230,000            228,124
o#Twin Reefs 144A 3.42% 12/29/49                                                                    900,000            905,223
oWells Fargo 2.609% 9/28/07                                                                       1,110,000          1,110,808
Wilmington Trust 4.875% 4/15/13                                                                      15,000             14,939
                                                                                                                --------------
                                                                                                                    31,422,479
                                                                                                                --------------
Buildings & Materials - 0.64%
oCentex 2.993% 8/1/07                                                                               650,000            650,005
Interface 10.375% 2/1/10                                                                            995,000          1,149,225
Interline Brands 11.50% 5/15/11                                                                     995,000          1,129,325
#Lone Star Industries 144A 8.85% 6/15/05                                                            305,000            309,948

#Technical Olympic 144A 7.50% 1/15/15                                                               725,000            706,875
York International 6.625% 8/15/06                                                                    10,000             10,386
                                                                                                                --------------
                                                                                                                     3,955,764
                                                                                                                --------------
Business Services - 0.09%
Adesa 7.625% 6/15/12                                                                                550,000            583,000
                                                                                                                --------------
                                                                                                                       583,000
                                                                                                                --------------
Cable, Media & Publishing - 3.96%
++Adelphia Communications 8.125% 7/15/03                                                            975,000            799,500
American Media Operation 10.25% 5/1/09                                                              610,000            641,263
Avalon Cable 11.875% 12/1/08                                                                      1,055,602          1,103,104
Cenveo 7.875% 12/1/13                                                                               450,000            396,000
#Charter Communications 144A 5.875% 11/16/09                                                        225,000            205,313
Charter Communications Holdings 10.75% 10/1/09                                                    3,355,000          2,876,912
#COX Communications 144A 4.625% 1/15/10                                                             380,000            378,798
CSC Holdings
   8.125% 8/15/09                                                                                 1,065,000          1,174,163
   10.50% 5/15/16                                                                                   745,000            839,988
Dex Media East 12.125% 11/15/12                                                                       7,000              8,418
Dex Media West 9.875% 8/15/13                                                                       250,000            284,688
IAC/InterActiveCorp 6.75% 11/15/05                                                                  995,000          1,019,483
Insight Midwest 10.50% 11/1/10                                                                    1,890,000          2,069,549
#Intelsat Bermuda 144A
   8.25% 1/15/13                                                                                    225,000            234,000
   8.625% 1/15/15                                                                                   875,000            915,469
Liberty Media
   o3.99% 9/17/06                                                                                 1,135,000          1,148,552
   5.70% 5/15/13                                                                                    205,000            201,023
Mediacom Broadband 11.00% 7/15/13                                                                   350,000            378,875
Mediacom Capital 8.50% 4/15/08                                                                    1,400,000          1,436,750
#New Skies Satellite 144A 9.125% 11/1/12                                                            670,000            693,450
Nextmedia Operating 10.75% 7/1/11                                                                   495,000            559,350
PEI Holdings 11.00% 3/15/10                                                                         975,000          1,135,875
Rogers Cablesystems
   10.00% 3/15/05                                                                                 1,525,000          1,542,155
   11.00% 12/1/15                                                                                   250,000            277,500
Sheridan Acquisition 10.25% 8/15/11                                                                 745,000            809,256
Thomson 5.75% 2/1/08                                                                                205,000            214,770
Time Warner 8.18% 8/15/07                                                                           880,000            969,239
Time Warner Entertainment 8.375% 3/15/23                                                            200,000            255,826
#Warner Music Group 144A 7.375% 4/15/14                                                             675,000            708,750
XM Satellite Radio 12.00% 6/15/10                                                                   950,000          1,125,750
                                                                                                                --------------
                                                                                                                    24,403,769
                                                                                                                --------------
Chemicals - 1.09%
#BCP Crystal US Holdings 144A 9.625% 6/15/14                                                        500,000            557,500
Dow Chemical 7.375% 11/1/29                                                                          10,000             12,573
#Huntsman International 144A 7.375% 1/1/15                                                        1,325,000          1,325,000
Lubrizol 4.625% 10/1/09                                                                             250,000            250,817
Lyondell Chemical 9.875% 5/1/07                                                                     463,000            486,150
Nalco 8.875% 11/15/13                                                                               750,000            821,250
Rhodia 8.875% 6/1/11                                                                              1,335,000          1,375,050
++Solutia 6.72% 10/15/37                                                                          1,565,000          1,189,400
Witco
   6.875% 2/1/26                                                                                    600,000            549,000
   7.75% 4/1/23                                                                                     150,000            147,750
                                                                                                                --------------
                                                                                                                     6,714,490
                                                                                                                --------------
Consumer Products - 0.14%
^Town Sports International 11.00% 2/1/14                                                            785,000            435,675
True Temper Sports 8.375% 9/15/11                                                                   425,000            405,875
                                                                                                                --------------
                                                                                                                       841,550
                                                                                                                --------------
Consumer Services - 0.35%
Corrections Corporation of America 9.875% 5/1/09                                                    675,000            745,875
#Knowledge Learn 144A 7.75% 2/1/15                                                                  480,000            484,800
Service Corp International 6.75% 4/1/16                                                             295,000            296,475
Worldspan 9.625% 6/15/11                                                                            550,000            639,375
                                                                                                                --------------
                                                                                                                     2,166,525
                                                                                                                --------------
Electronics & Electrical Equipment - 0.20%
Magnachip Semiconductor 8.00% 12/15/14                                                              650,000            681,688
Stratus Technologies 10.375% 12/1/08                                                                550,000            525,250
                                                                                                                --------------
                                                                                                                     1.206,938
                                                                                                                --------------
Energy - 1.75%
Bluewater Finance 10.25% 2/15/12                                                                    655,000            723,776
#Canadian Oil Sands 144A 4.80% 8/10/09                                                              290,000            293,863

Duke Capital 5.668% 8/15/14                                                                         420,000            437,446
#Dynegy Holdings 144A 10.125% 7/15/13                                                               765,000            852,975
#Enterprise Products Operating 144A
   4.00% 10/15/07                                                                                   430,000            428,201
   4.625% 10/15/09                                                                                  360,000            359,521
Halliburton 5.50% 10/15/10                                                                          265,000            279,985
#Hilcorp Energy 144A 10.50% 9/1/10                                                                  820,000            920,450
#Hornbeck Offshore Services 144A 6.125% 12/1/14                                                     800,000            802,000
Kinder Morgan Energy 8.00% 3/15/05                                                                   25,000             25,139
Naftogaz Ukrainy 8.125% 9/30/09                                                                   2,100,000          2,199,960
Norsk Hydro 6.70% 1/15/18                                                                            15,000             17,240
Petroleum Geo-Services
   8.00% 11/5/06                                                                                    445,063            455,077
   10.00% 11/5/10                                                                                 1,025,963          1,177,293
o#Secunda International 144A 10.66% 9/1/12                                                          540,000            535,950
#Stone Energy 144A 6.75% 12/15/14                                                                   300,000            294,750
USX 9.125% 1/15/13                                                                                   95,000            121,152
Valero Energy 6.125% 4/15/07                                                                        135,000            141,610
Valero Logistics 6.05% 3/15/13                                                                      395,000            420,876
Weatherford International 4.95% 10/15/13                                                            255,000            256,145
                                                                                                                --------------
                                                                                                                    10,743,408
                                                                                                                --------------
Environmental Services - 0.34%
Geo Subordinate Corporate 11.00% 5/15/12                                                          1,075,000          1,101,875
#IMCO Recycling 144A 9.00% 11/15/14                                                                 935,000            974,738
                                                                                                                --------------
                                                                                                                     2,076,613
                                                                                                                --------------
Food, Beverage & Tobacco - 2.02%
#Carrols 144A 9.00% 1/15/13                                                                         675,000            707,063
#Commonwealth Brands 144A 10.625% 9/1/08                                                            955,000            997,975
Cott Beverages 8.00% 12/15/11                                                                       125,000            134,844
#Denny's 144A 10.00% 10/1/12                                                                        675,000            729,000
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                          450,000            448,313
Kraft Foods
   4.125% 11/12/09                                                                                1,060,000          1,051,786
   5.25% 10/1/13                                                                                     20,000             20,767
   5.625% 11/1/11                                                                                   485,000            515,173
#Landry's Restaurant 144A 7.50% 12/15/14                                                          1,100,000          1,078,000
#Le-Natures 144A 10.00% 6/15/13                                                                   1,250,000          1,387,499
#Miller Brewing 144A
   4.25% 8/15/08                                                                                    685,000            689,203
   5.50% 8/15/13                                                                                    500,000            525,512
Nabisco 6.85% 6/15/05                                                                               385,000            390,144
National Beef Packing 10.50% 8/1/11                                                                 700,000            719,250
O'Charleys 9.00% 11/1/13                                                                            700,000            766,500
Safeway 6.15% 3/1/06                                                                                205,000            210,749
Universal 6.50% 2/15/06                                                                             205,000            211,387
#Uno Restaurant 144A 10.00% 2/15/11                                                                 525,000            519,110
UST
   6.625% 7/15/12                                                                                   565,000            635,946
   8.80% 3/15/05                                                                                     50,000             50,355
VICORP Restaurant 10.50% 4/15/11                                                                    500,000            511,250
Wendy's International 6.35% 12/15/05                                                                130,000            132,952
                                                                                                                --------------
                                                                                                                    12,432,778
                                                                                                                --------------
Healthcare & Pharmaceuticals - 1.40%
Ameripath 10.50% 4/1/13                                                                             475,000            498,750
#Amgen 144A 4.00% 11/18/09                                                                          280,000            278,719
Caremark Rx 7.375% 10/1/06                                                                          800,000            843,000
Medco Health Solutions 7.25% 8/15/13                                                              1,145,000          1,296,228
Province Healthcare 7.50% 6/1/13                                                                  1,575,000          1,771,874
Universal Hospital Services 10.125% 11/1/11                                                         875,000            910,000
#US Oncology 144A 10.75% 8/15/14                                                                    875,000          1,004,063
^#Vanguard Health 144A 11.25% 10/1/15                                                             1,095,000            741,863
#Warner Chilcott 144A 8.75% 2/1/15                                                                  575,000            593,688
#WellPoint 144A
   3.75% 12/14/07                                                                                   375,000            373,276
   4.25% 12/15/09                                                                                   300,000            299,006
                                                                                                                --------------
                                                                                                                     8,610,467
                                                                                                                --------------
Industrial Machinery - 0.34%
Aearo 8.25% 4/15/12                                                                                 455,000            470,925
Caterpillar Financial Services 4.75% 2/17/15                                                        280,000            281,997
Johnson Controls 5.00% 11/15/06                                                                      90,000             92,028
^Mueller Holdings 14.75% 4/15/14                                                                  1,130,000            774,049
#Park-Ohio Industries 144A 8.375% 11/15/14                                                          450,000            450,000
                                                                                                                --------------
                                                                                                                     2,068.999
                                                                                                                --------------

Leisure, Lodging & Entertainment - 1.61%
Ameristar Casinos 10.75% 2/15/09                                                                    895,000          1,006,875
Boyd Gaming 9.25% 8/1/09                                                                            435,000            469,800
Gaylord Entertainment 8.00% 11/15/13                                                                750,000            806,250
Lodgenet Entertainment 9.50% 6/15/13                                                                950,000          1,054,500
Mandalay Resort Group 10.25% 8/1/07                                                                  75,000             85,125
MGM MIRAGE 9.75% 6/1/07                                                                             300,000            334,500
Penn National Gaming
   8.875% 3/15/10                                                                                 2,000,000          2,170,000
   11.125% 3/1/08                                                                                   125,000            133,125
Royal Caribbean Cruises 7.25% 3/15/18                                                               715,000            790,075
#Six Flags 144A 9.625% 6/1/14                                                                       175,000            165,813
Venetian Casino Resort 11.00% 6/15/10                                                             1,161,000          1,317,735
Wheeling Island Gaming 10.125% 12/15/09                                                           1,100,000          1,182,500
#Wynn Las Vegas 144A 6.625% 12/1/14                                                                 400,000            395,000
                                                                                                                --------------
                                                                                                                     9,911,298
                                                                                                                --------------
Metals & Mining - 0.24%
Barrick Gold Finance 7.50% 5/1/07                                                                   130,000            140,147
#Novelis 144A 7.25% 2/15/15                                                                         675,000            695,250
#Vedanta Resources 144A 6.625% 2/22/10                                                              615,000            616,769
                                                                                                                --------------
                                                                                                                     1,452,166
                                                                                                                --------------
Miscellaneous - 0.15%
General Electric 5.00% 2/1/13                                                                       875,000            903,188
                                                                                                                --------------
                                                                                                                       903,188
                                                                                                                --------------
Packaging & Containers - 0.71%
AEP Industries 9.875% 11/15/07                                                                      815,000            835,375
#Graham Packaging 144A 9.875% 10/15/14                                                              550,000            578,875
#Owens-Brockway 144A 6.75% 12/1/14                                                                  600,000            603,000
#Port Townsend Paper 144A 11.00% 4/15/11                                                          1,450,000          1,515,250
Radnor Holdings
   o9.41% 4/15/09                                                                                   455,000            473,200
   11.00% 3/15/10                                                                                   370,000            337,625
                                                                                                                --------------
                                                                                                                     4,343,325
                                                                                                                --------------
Paper & Forest Products - 1.38%
Abitibi-Consolidated 6.95% 12/15/06                                                                 890,000            922,263
#Boise Cascade 144A 7.125% 10/15/14                                                                 900,000            947,250
Bowater 9.00% 8/1/09                                                                                650,000            726,784
Buckeye Technologies 8.00% 10/15/10                                                                 100,000            100,750
Fort James 7.75% 11/15/23                                                                         1,360,000          1,594,600
JSG Funding
   9.625% 10/1/12                                                                                 1,500,000          1,664,999
   #144A 7.75% 4/1/15                                                                               140,000            138,600
Potlatch 12.50% 12/1/09                                                                             597,000            734,086
Smurfit Capital Funding 7.50% 11/20/25                                                              360,000            360,000
Tembec Industries 8.50% 2/1/11                                                                    1,325,000          1,318,375
                                                                                                                --------------
                                                                                                                     8,507,707
                                                                                                                --------------
Real Estate - 0.26%
BF Saul REIT 7.50% 3/1/14                                                                           720,000            745,200
Developers Diversified Realty 4.625% 8/1/10                                                         240,000            238,572
Tanger Properties 9.125% 2/15/08                                                                    520,000            585,000
                                                                                                                --------------
                                                                                                                     1,568,772
                                                                                                                --------------
Retail - 0.27%
CVS 4.00% 9/15/09                                                                                   430,000            427,210
#Loehmanns Capital 144A 13.00% 10/1/11                                                              300,000            291,000
Lowe's 7.50% 12/15/05                                                                               200,000            207,380
#Rite Aid 144A 7.50% 1/15/15                                                                        750,000            742,500
                                                                                                                --------------
                                                                                                                     1,668,090
                                                                                                                --------------
Telecommunications - 3.80%
o#AirGate PCS 144A 6.41% 10/15/11                                                                   425,000            439,875
Alaska Communications Systems Holdings 9.875% 8/15/11                                               345,000            376,050
BellSouth
   4.20% 9/15/09                                                                                    575,000            574,476
   4.75% 11/15/12                                                                                   345,000            348,578
Centennial Cellular Operating 10.125% 6/15/13                                                     1,115,000          1,268,313
Cincinnati Bell 8.375% 1/15/14                                                                    1,200,000          1,224,000
#Hanarotelecom 144A 7.00% 2/1/12                                                                    950,000            958,805
^Inmarsat Finance 10.375% 11/15/12                                                                  950,000            693,500
iPCS 11.50% 5/1/12                                                                                  420,000            481,950
#Iwo Escrow 144A
   ^10.75% 1/15/15                                                                                  150,000             96,375
   o6.32% 1/15/12                                                                                   175,000            175,875

MCI
   6.908% 5/1/07                                                                                    552,000            565,800
   7.688% 5/1/09                                                                                  1,340,000          1,401,975
MetroPCS 10.75% 10/1/11                                                                             410,000            440,750
Motorola 4.608% 11/16/07                                                                            730,000            741,178
Nextel Communications 5.95% 3/15/14                                                               2,600,000          2,710,499
#Qwest 144A 7.875% 9/1/11                                                                           280,000            301,000
#Qwest Services 144A 14.00% 12/15/10                                                              1,100,000          1,311,750
Rural Cellular 9.875% 2/1/10                                                                        225,000            240,750
SBC Communications
   4.125% 9/15/09                                                                                   435,000            432,347
   5.10% 9/15/14                                                                                    625,000            630,689
   6.15% 9/15/34                                                                                    565,000            593,275
Sprint Capital
   4.78% 8/17/06                                                                                    295,000            299,499
   6.375% 5/1/09                                                                                     10,000             10,808
   7.625% 1/30/11                                                                                     5,000              5,785
   8.75% 3/15/32                                                                                  1,155,000          1,569,093
#Telecom Italia Capital 144A 4.00% 1/15/10                                                          305,000            298,148
Telefonica Europe 7.35% 9/15/05                                                                     210,000            215,333
Telefonos de Mexico 4.50% 11/19/08                                                                1,085,000          1,090,276
#UbiquiTel Operating 144A 9.875% 3/1/11                                                             475,000            526,063
oUS LEC 10.67% 10/1/09                                                                              525,000            530,250
US Unwired 10.00% 6/15/12                                                                         1,060,000          1,187,200
Verizon Wireless Capital 5.375% 12/15/06                                                          1,135,000          1,170,859
Vodafone Group 5.375% 1/30/15                                                                       390,000            408,610
                                                                                                                --------------
                                                                                                                    23,319,734
                                                                                                                --------------
Textiles, Apparel & Furniture - 0.15%
#Jones Apparel 144A 4.25% 11/15/09                                                                  375,000            370,432
Warnaco 8.875% 6/15/13                                                                              475,000            524,875
                                                                                                                --------------
                                                                                                                       895,307
                                                                                                                --------------
Transportation & Shipping - 1.13%
American Airlines 6.817% 5/23/11                                                                     35,000             33,196
Continental Airlines 6.503% 6/15/11                                                                 490,000            469,840
oCSX 2.48% 8/3/06                                                                                   345,000            345,401
Deutsche Bahn Finance 1.65% 12/1/14                                                  JPY        144,000,000          1,409,001
^#H-Lines Finance Holding 144A 11.00% 4/1/13                                         USD            825,000            589,875
#Horizon Lines 144A 9.00% 11/1/12                                                                   400,000            426,000
Kansas City Southern Railway 9.50% 10/1/08                                                          875,000            986,563
OMI 7.625% 12/1/13                                                                                  700,000            724,500
Seabulk International 9.50% 8/15/13                                                                 415,000            446,125
Stena 9.625% 12/1/12                                                                                700,000            787,500
#Ultrapetrol 144A 9.00% 11/24/14                                                                    745,000            724,513
                                                                                                                --------------
                                                                                                                     6,942,514
                                                                                                                --------------
Utilities - 3.68%
#Allegheny Energy 144A 13.00% 11/15/07                                                               94,677            103,198
oAtmos Energy 3.035% 10/15/07                                                                       465,000            465,291
Avista
   7.75% 1/1/07                                                                                     290,000            309,323
   9.75% 6/1/08                                                                                     433,000            500,627
Calpine 10.50% 5/15/06                                                                              845,000            825,988
o#Calpine 144A 8.41% 7/15/07                                                                        424,625            380,039
CMS Energy 9.875% 10/15/07                                                                          750,000            833,438
Consolidated Edison 3.625% 8/1/08                                                                   340,000            336,196
Detroit Edison
   5.05% 10/1/05                                                                                     15,000             15,190
   6.35% 10/15/32                                                                                   340,000            385,362
Dominion Resources 7.195% 9/15/14                                                                   330,000            383,949
El Paso Natural Gas 7.625% 8/1/10                                                                   375,000            413,438
El Paso Production Holding 7.75% 6/1/13                                                           1,050,000          1,097,249
Elwood Energy 8.159% 7/5/26                                                                         898,730          1,017,341
FPL Group Capital 4.086% 2/16/07                                                                    875,000            881,161
#Gazprom Oao 144A 9.625% 3/1/13                                                                   1,400,000          1,672,999
#Gulf South Pipeline LP 144A 5.05% 2/1/15                                                           125,000            125,629
#Inergy 144A 6.875% 12/15/14                                                                        525,000            525,000
Midwest Generation
   8.30% 7/2/09                                                                                     635,000            685,800
   8.75% 5/1/34                                                                                   1,695,000          1,902,637
++Mirant Americas Generation 7.625% 5/1/06                                                          375,000            423,750
#NRG Energy 144A 8.00% 12/15/13                                                                   1,525,000          1,650,812
Orion Power Holdings 12.00% 5/1/10                                                                  585,000            734,175
#Power Contract Financing 144A 5.20% 2/1/06                                                         222,772            225,876

PSE&G Energy Holdings
   7.75% 4/16/07                                                                                    585,000            613,519
   8.625% 2/15/08                                                                                    30,000             32,438
Reliant Energy 9.50% 7/15/13                                                                        600,000            675,000
oSempra Energy 2.809% 5/21/08                                                                       600,000            599,971
Southern California Edison
   o2.545% 12/13/07                                                                                 695,000            694,329
   6.00% 1/15/34                                                                                    570,000            626,543
Southern Company Capital Funding 5.30% 2/1/07                                                       235,000            244,666
Tennessee Gas Pipeline 8.375% 6/15/32                                                               415,000            468,950
#Texas Genco 144A 6.875% 12/15/14                                                                   525,000            546,000
#TXU 144A
   4.80% 11/15/09                                                                                   670,000            667,944
   5.55% 11/15/14                                                                                   920,000            920,671
TXU Electric Delivery 7.00% 5/1/32                                                                  160,000            190,996
TXU Energy 7.00% 3/15/13                                                                            210,000            236,843
++#USGen New England 144A 7.459% 1/2/15                                                             255,000            172,764
                                                                                                                --------------
                                                                                                                    22,585,102
                                                                                                                --------------
TOTAL CORPORATE BONDS (COST $194,796,094)                                                                          198,769,808
                                                                                                                --------------

FOREIGN AGENCIES - 1.21%
Austria - 1.21%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                          JPY        726,000,000          7,464,276
                                                                                                                --------------
TOTAL FOREIGN AGENCIES (COST $7,053,208)                                                                             7,464,276
                                                                                                                --------------
SOVEREIGN DEBT- 21.24%@@
Argentina - 0.15%
Argentina Government 6.00% 3/31/23                                                   USD          1,660,000            922,985
                                                                                                                --------------
                                                                                                                       922,985
                                                                                                                --------------
Australia - 0.48%
Queensland Treasury 6.00% 6/14/11                                                    AUD          3,694,000          2,935,882
                                                                                                                --------------
                                                                                                                     2,935,882
                                                                                                                --------------
Austria - 0.72%
Republic of Austria 5.25% 1/4/11                                                     EUR          3,057,000          4,439,317
                                                                                                                --------------
                                                                                                                     4,439,317
                                                                                                                --------------
Belgium - 0.81%
Kingdom of Belgium 5.75% 3/28/08                                                     EUR          3,492,000          4,973,050
                                                                                                                --------------
                                                                                                                     4,973,050
                                                                                                                --------------
Brazil - 0.28%
Republic of Brazil 8.75% 2/4/25                                                      USD          1,750,000          1,725,675
                                                                                                                --------------
                                                                                                                     1,725,675
                                                                                                                --------------
Canada - 1.28%
Canadian Housing Trust 3.75% 3/15/10                                                 CAD          3,624,000          2,915,204
Ontario Province 1.875% 1/25/10                                                      JPY        482,000,000          4,960,449
                                                                                                                --------------
                                                                                                                     7,875,653
                                                                                                                --------------
Columbia - 0.23%
Republic of Colombia 10.375% 1/28/33                                                 USD          1,260,000          1,433,250
                                                                                                                --------------
                                                                                                                     1,433,250
                                                                                                                --------------
El Salvador - 0.14%
Republic of El Salvador 8.25% 4/10/32                                                USD            825,000            854,970
                                                                                                                --------------
                                                                                                                       854,970
                                                                                                                --------------
France - 1.77%
France Government O.A.T. 4.00% 4/25/13                                               EUR          6,367,000          8,661,368
Government of France 5.00% 1/12/06                                                   EUR          1,659,000          2,216,778
                                                                                                                --------------
                                                                                                                    10,878,146
                                                                                                                --------------
Germany - 3.32%
Deutsche Bundesrepublik 5.00% 7/4/11                                                 EUR          3,014,000          4,343,134
Deutschland Republic
   4.50% 1/4/13                                                                      EUR          6,316,000          8,886,854
   4.75% 7/4/08                                                                      EUR          3,647,000          5,065,394
Siberian Oil 10.75% 1/15/09                                                          USD          1,880,000          2,070,350
                                                                                                                --------------
                                                                                                                    20,365,732
                                                                                                                --------------
Italy - 2.42%
Italy Bouni Poliennali Del Tesoro 5.00% 8/1/34                                       EUR            490,000            726,830
Republic of Italy
   0.65% 3/20/09                                                                     JPY        497,200,000          4,857,339
   3.80% 3/27/08                                                                     JPY        391,000,000          4,193,852
   5.75% 7/25/16                                                                     EUR          3,276,000          5,059,286
                                                                                                                --------------
                                                                                                                    14,837,307
                                                                                                                --------------
Japan - 1.83%
Development Bank of Japan 1.75% 6/21/10                                              JPY        593,000,000          6,082,135
Japan Bank Cooperative 0.35% 3/19/08                                                 JPY        534,000,000          5,178,401
                                                                                                                --------------
                                                                                                                    11,260,536
                                                                                                                --------------

Netherlands - 0.80%
Netherlands Government 5.75% 2/15/07                                                 EUR          3,551,000          4,932,071
                                                                                                                --------------
                                                                                                                     4,932,071
                                                                                                                --------------
Norway - 0.23%
Kingdom of Norway 6.00% 5/16/11                                                      NOK          7,930,000          1,428,316
                                                                                                                --------------
                                                                                                                     1,428,316
                                                                                                                --------------
Philippines - 0.20%
Philippine Government International Bond 9.50% 2/1/30                                USD          1,250,000          1,245,313
                                                                                                                --------------
                                                                                                                     1,245,313
                                                                                                                --------------
Poland - 1.87%
Poland Government 6.00% 5/24/09                                                      PLZ         17,825,000          5,671,431
Poland Government Bond Series 1015 6.25% 10/24/15                                    PLZ         17,755,000          5,823,316
                                                                                                                --------------
                                                                                                                    11,494,747
                                                                                                                --------------
Russia - 0.22%
Russian Ministry of Finance 3.00% 5/14/11                                            USD          1,410,000          1,203,999
=#@Russian Paris Club Participation Note 144A 2.125% 8/20/20                         JPY         15,711,202            139,450
                                                                                                                --------------
                                                                                                                     1,343,449
                                                                                                                --------------
Sweden - 0.88%
Swedish Government
   6.50% 5/5/08                                                                      SEK         16,890,000          2,697,373
   6.75% 5/5/14                                                                      SEK         15,280,000          2,714,567
                                                                                                                --------------
                                                                                                                     5,411,940
                                                                                                                --------------
United Kingdom - 1.53%
UK Treasury
   4.00% 3/7/09                                                                      GBP          4,309,100          7,951,131
   8.00% 9/27/13                                                                     GBP            633,000          1,480,197
                                                                                                                --------------
                                                                                                                     9,431,328
                                                                                                                --------------
United States - 1.12%
Fannie Mae Global 1.75% 3/26/08                                                      JPY        680,000,000          6,868,358
                                                                                                                --------------
                                                                                                                     6,868,358
                                                                                                                --------------
Venezuela - 0.96%
Venezuela Government International Bond
   6.75% 3/31/20                                                                     USD          2,000,000          1,983,886
   9.25% 9/15/27                                                                     USD            525,000            542,063
   9.375% 1/13/34                                                                    USD          3,245,000          3,356,952
                                                                                                                --------------
                                                                                                                     5,882,901
                                                                                                                --------------
TOTAL SOVEREIGN DEBT (COST $125,969,528)                                                                           130,540,926
                                                                                                                --------------

SUPRANATIONAL BANKS - 1.70%
European Investment Bank 2.125% 9/20/07                                              JPY        296,000,000          3,005,934
Inter-American Development Bank 1.90% 7/8/09                                         JPY        404,000,000          4,154,905
International Bank for Reconstruction & Development 2.00% 2/18/08                    JPY        322,200,000          3,279,347
                                                                                                                --------------
TOTAL SUPRANATIONAL BANKS (COST $10,075,025)                                                                        10,440,186
                                                                                                                --------------

MUNICIPAL BONDS- 1.10%
Arizona Educational Loan Marketing Corporation Educational Loan Revenue
   Series 2004-A1 2.50% 12/1/13                                                      USD            352,833            353,164
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                          925,000            994,838
California State
   5.00% 2/1/33                                                                                      75,000             77,117
   5.00% 2/1/33                                                                                      80,000             82,366
California State Economic Recovery 5.25% 7/1/13                                                     255,000            288,573
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                 985,000          1,103,032
Forsyth, Montana Pollution Control Revenue Series A 5.20% 5/1/33                                    150,000            159,026
Golden State, California Tobacco Securitization Corporation Settlement Revenue
   Series B 5.50% 6/1/43                                                                            250,000            267,465
Illinois State Taxable Pension 5.10% 6/1/33                                                         265,000            264,155
Metropolitan Washington, District of Columbia Airports Authority
   5.00% 10/1/34 (FSA) (AMT)                                                                        155,000            158,787
New Jersey Economic Development Authority Cigarette Tax 5.75% 6/15/29                               335,000            356,045
New Jersey Economic Development Authority Special Facility Revenue
   (Continental Airlines Project) 6.25% 9/15/29 (AMT)                                               315,000            251,439
New York State Sales Tax Asset Receivables Corporation 5.25% 10/15/27 (AMBAC)                       565,000            617,743
New York State Urban Development Corporation 5.25% 3/15/34 (FGIC)                                   445,000            479,559
Oregon State Taxable-Pension 5.892% 6/1/27                                                          305,000            339,047
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                                         550,000            585,706
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                               90,000             93,222
   6.07% 7/1/26                                                                                     280,000            301,434
                                                                                                                --------------
TOTAL MUNICIPAL BONDS (COST $6,522,485)                                                                              6,772,718
                                                                                                                --------------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 3.04%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                401,204            411,736
   Series 2004-2 1A1 6.00% 3/25/34                                                                  255,160            261,698

   Series 2004-10 1CB1 6.00% 11/25/34                                                               948,694            974,588
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                             554,513            559,711
oBank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                                   3,790              3,782
   Series 2003-I 2A4 3.828% 10/25/33                                                                270,000            268,533
   Series 2004-A 1A1 3.491% 2/25/34                                                                 202,826            201,134
   Series 2004-E 1A1 3.532% 6/25/34                                                                 379,085            375,079
   Series 2004-G 2A6 4.657% 8/25/34                                                                 505,000            513,283
   Series 2004-L 4A1 5.18% 1/25/35                                                                1,139,329          1,153,457
   Series 2005-A 2A1 4.494% 2/25/35                                                               1,050,000          1,049,672
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                               640,000            641,231
oCountrywide Home Loan Mortgage Pass Through Trust
   Series 2001-HYB2 3A1 5.46% 9/19/31                                                                98,080             98,109
   Series 2003-21 A1 4.136% 5/25/33                                                                 390,488            389,891
   Series 2003-56 3A7B 4.71%12/25/33                                                                780,000            786,300
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                293,183            303,576
   Series 2004-1 3A1 7.00% 2/25/34                                                                   23,606             24,440
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                       225,000            224,745
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                  64,582             68,528
   oSeries 2004-AR5 4A1 5.663% 10/25/34                                                             482,863            498,266
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                    158,561            169,782
   Series 1999-3 A 8.00% 8/19/29                                                                    323,957            347,855
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 3.004% 12/25/33                            240,000            237,522
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                  150,292            156,692
   Series 2003-9 1A1 5.50% 12/25/18                                                                 208,024            212,615
oNomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34                                          365,000            364,238
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                              378,365            385,841
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                554,228            571,000
   Series 2004-SL4 A3 6.50% 7/25/32                                                                 774,450            798,626
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                    535,217            545,252
Structured Asset Securities
   oSeries 2002-22H 1A 6.997% 11/25/32                                                              131,529            134,895
   Series 2004-12H 1A 6.00% 5/25/34                                                                 961,216            982,843
Washington Mutual
   oSeries 2002-AR16 A 4.015% 12/25/32                                                              615,700            614,744
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                 25,668             25,549
   oSeries 2003-AR9 1A7 4.06% 9/25/33                                                               517,525            512,711
   Series 2004-CB3 1A 6.00% 10/25/34                                                                918,109            942,776
   Series 2004-CB3 4A 6.00% 10/25/19                                                                691,018            719,307
oWells Fargo Mortgage Backed Securities Trust
   Series 2003-K 2A5 4.521% 11/25/33                                                                150,000            145,473
   Series 2003-M A1 4.735% 12/25/33                                                                 368,265            367,459
   Series 2004-I 1A1 3.391% 7/25/34                                                                 336,480            335,009
   Series 2004-DD 2A3 4.545% 1/25/35                                                                850,000            855,246
   Series 2004-DD 2A6 4.545% 1/25/35                                                                465,000            463,293
                                                                                                                --------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $18,720,897)                                             18,696,487
                                                                                                                --------------

U.S. TREASURY OBLIGATIONS- 11.11%
U.S. Treasury Bond 5.375% 2/15/31                                                                 9,510,000         10,641,176
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                 1,124,132          1,108,324
   1.625% 1/15/15                                                                                 8,517,299          8,502,002
   1.875% 7/15/13                                                                                   540,758            555,461
   **2.00% 1/15/14                                                                                1,271,426          1,315,778
   2.00% 7/15/14                                                                                  8,815,362          9,115,983
   2.375% 1/15/25                                                                                 2,122,780          2,284,476
   3.00% 7/15/12                                                                                    998,534          1,110,089
   3.375% 4/15/32                                                                                 1,006,097          1,334,730
U.S. Treasury Notes
   3.125% 1/31/07                                                                                15,315,000         15,274,323
   3.50% 11/15/09                                                                                   140,000            138,972
   3.50% 12/15/09                                                                                 6,875,000          6,819,416
   3.625% 1/15/10                                                                                 1,605,000          1,600,362
   4.25% 11/15/14                                                                                 8,025,000          8,101,494
~U.S. Treasury Principal Strip 4.930% 11/15/27                                                    1,000,000            337,768
                                                                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $67,693,947)                                                                  68,240,354
                                                                                                                --------------

                                                                                                NUMBER OF
                                                                                                SHARES
                                                                                             --------------
COMMON STOCK- 0.05%
MCI                                                                                                   4,040             77,932
+Petroleum Geo-Services ADR                                                                             795             55,309
+XM Satellite Radio Holdings Class A                                                                  5,702            181,950
                                                                                                                --------------
TOTAL COMMON STOCK (COST $137,851)                                                                                     315,191
                                                                                                                --------------

PREFERRED STOCK- 0.17%
Alamosa Convertible 7.50%                                                                               300            288,375
#Centaur Funding 144A 9.08%                                                                             170            228,969
Host Marriott Class B 10.00%                                                                          8,450            216,151
Nexen 7.35%                                                                                          11,800            316,594
                                                                                                                --------------
TOTAL PREFERRED STOCK (COST $940,345)                                                                                1,050,089
                                                                                                                --------------

WARRANTS- 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                           147                  1
                                                                                                                             -
TOTAL WARRANTS (COST $12,455)                                                                                                1
                                                                                                                             -

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT
                                                                                             --------------
REPURCHASE AGREEMENT - 11.36%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $36,736,459,
collateralized by $37,897,000 U.S. Treasury
Bills due 7/7/05, market value $37,481,369)                                          USD     $   36,734,000         36,734,000

With UBS Warburg 2.41% 2/1/05 (dated 1/31/05, to be repurchased at $33,056,213, collateralized by $11,018,000 U.S. Treasury Bills due 5/5/05, market value
$22,785,406 and $22,923,000
U.S. Treasury Bills due 5/12/05, market value $10,941,790)                                       33,054,000         33,054,000
                                                                                                                --------------
TOTAL REPURCHASE AGREEMENTS (COST $69,788,000)                                                                      69,788,000
                                                                                                                --------------

TOTAL MARKET VALUE OF SECURITIES - 107.26%
   (cost $647,895,340)                                                                                             659,097,238

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES)*** - (7.26%)                                          (44,639,023)
                                                                                                                --------------

NET ASSETS APPLICABLE TO 68,658,758 SHARES OUTSTANDING - 100.00%                                                $  614,458,215
                                                                                                                --------------

*Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

**Fully or partially pledged as collateral for financial futures contracts. See Note #4 in "Notes."
***Of this amount, $103,152,704 represents payables for securities purchased as of January 31, 2005.
oVariable rate notes. The interest rate shown is the rate as of January 31, 2005.
~Zero coupon bond. The rate shown is the yield at the time of purchase.
^Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^^Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at January 31, 2005.
#Securities exempt from registration under rule 144A of the Securities Act of 1933. See Note #6 in "Notes."
+Non-income producing security for the period ended January 31, 2005 ++Non-income producing security. Security is currently in default.
~~Security is being fair valued in accordance with the Fund's fair valuation policy.
=Pass Through Agreement-Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
@Illiquid security. See Note #6 in "Notes." At January 31, 2005, 9 securities were deemed illiquid which represented 0.40% of the Fund's net assets. @@Securities have been classified by country of origin.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance

GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
REIT - Real Estate Investment Trust S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

The following forward foreign currency exchange contracts, futures contracts, and total return swap agreements were outstanding at January 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                           Unrealized
                                                                                          Appreciation
      Contracts to Receive (Deliver)        In Exchange For          Settlement Date     (Depreciation)
------------------------------------        ---------------          ---------------     --------------
            (925,000) British Pounds          US$(1,765,918)              2/22/05        $       25,911
 (5,462,650) European Monetary Units          US$(7,118,513)               2/1/05                  (139)
 (2,296,380) European Monetary Units          US$(2,994,009)               2/2/05                 1,481
(11,325,997) European Monetary Units         US$(14,866,900)              4/18/05                89,826
(11,455,900) European Monetary Units         US$(14,866,900)              4/18/05               (79,659)
          9,405,467 Norwegian Kroner           US$1,485,328                2/1/05                (7,643)
              9,294,600 Polish Zloty           US$2,994,009                2/2/05               (13,060)
            39,284,427 Swedish Krona           US$5,663,185                2/1/05               (11,648)
                                                                                         --------------
                                                                                         $        5,069
                                                                                         --------------

FUTURES CONTRACTS(2)

                                                                                           Unrealized
             Contracts                 Notional         Notional                          Appreciation
           to Buy (Sell)           Cost (Proceeds)        Value      Expiration Date     (Depreciation)
--------------------------------   ---------------   -------------   ---------------     --------------
(336) U.S. Treasury 2 year notes   $   (70,227,066)  $ (70,245,000)          3/05        $      (17,934)
(629) U.S. Treasury 5 year notes       (68,605,333)    (68,718,250)          3/05              (112,917)
 124   U.S. Treasury long bond          14,118,181      14,240,625           3/05               122,444
                                                                                         --------------
                                                                                         $       (8,407)
                                                                                         --------------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

oSWAP AGREEMENTS(3)

Notional Amount      Expiration Date             Description                        Unrealized Appreciation
---------------      ---------------      ----------------------------              -----------------------
    $9,810,000       3/31/05              Agreement with Goldman Sachs                     $  33,565
                                          Capital Markets ("GSCM")
                                          to receive the notional
                                          amount multiplied by the
                                          return on the Lehman
                                          Brothers Commercial MBS
                                          Index AAA and to pay the
                                          notional amount multiplied
                                          by the 1 month BBA LIBOR
                                          Adjusted by a spread of
                                          minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1) See Note #3 in "Notes."
(2) See Note #4 in "Notes."
(3) See Note #5 in "Notes."

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds - Delaware Diversified Income Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $   648,537,522
                                     ---------------
Aggregate unrealized appreciation         13,157,136
Aggregate unrealized depreciation         (2,597,420)
                                     ---------------
Net unrealized appreciation          $    10,559,716
                                     ---------------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $5,886,345 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,755,300 expires in 2008 and $2,131,045 expires in 2009.

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4.  FUTURES CONTRACTS
 The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. SWAP AGREEMENTS
During the period ended January 31, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE U.S. GROWTH FUND
JANUARY 31, 2005

                                                                                             NUMBER OF          MARKET
                                                                                             SHARES             VALUE
                                                                                             --------------     --------------
COMMON STOCK- 94.83%
Basic Industry/Capital Goods - 14.50%
duPont (E.I.) deNemours                                                                              51,300     $    2,439,828
General Electric                                                                                     90,000          3,251,700
ITT Industries                                                                                       32,800          2,797,512
Tyco International                                                                                   79,100          2,858,674
                                                                                                                --------------
                                                                                                                    11,347,714
                                                                                                                --------------
Business Services - 3.25%
+Accenture                                                                                           97,700          2,545,085
                                                                                                                --------------
                                                                                                                     2,545,085
                                                                                                                --------------
Consumer Non-Durables - 15.82%
Best Buy                                                                                             46,700          2,511,993
+Coach                                                                                               51,100          2,866,710
+Kohl's                                                                                              26,600          1,250,466
PepsiCo                                                                                              45,400          2,437,980
Staples                                                                                             101,100          3,310,014
                                                                                                                --------------
                                                                                                                    12,377,163
                                                                                                                --------------
Consumer Services - 11.64%
Carnival                                                                                             26,700          1,537,920
+Comcast - Special Class A                                                                           37,000          1,169,570
Marriott International Class A                                                                       53,900          3,405,402
McDonald's                                                                                           92,400          2,992,836
                                                                                                                --------------
                                                                                                                     9,105,728
                                                                                                                --------------
Financial - 13.46%
American Express                                                                                     42,100          2,246,035
Capital One Financial                                                                                36,000          2,818,080
Citigroup                                                                                            40,100          1,966,905
Merrill Lynch                                                                                        58,300          3,502,081
                                                                                                                --------------
                                                                                                                    10,533,101
                                                                                                                --------------

Healthcare - 17.16%
+Amgen                                                                                               29,200          1,817,408
+Boston Scientific                                                                                   75,700          2,502,642
+Caremark Rx                                                                                         58,100          2,271,710
Guidant                                                                                              19,300          1,399,057
Teva Pharmaceutical Industries ADR                                                                   69,500          1,996,735
+Wellpoint                                                                                           14,700          1,786,050
Wyeth                                                                                                41,800          1,656,534
                                                                                                                --------------
                                                                                                                    13,430,136
                                                                                                                --------------
Technology - 19.00%
+Applied Materials                                                                                  164,400          2,613,960
+Broadcom                                                                                            36,600          1,164,978
+Cisco Systems                                                                                      135,500          2,444,420
Intel                                                                                                70,400          1,580,480
Microsoft                                                                                           122,600          3,221,928
Nokia ADR                                                                                            58,500            893,880
SAP ADR                                                                                              76,300          2,954,336
                                                                                                                --------------
                                                                                                                    14,873,982
                                                                                                                --------------
TOTAL COMMON STOCK (COST $68,863,995)                                                                               74,212,909
                                                                                                                --------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT
                                                                                             --------------
REPURCHASE AGREEMENTS- 5.05%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $2,081,139,
collateralized by $2,147,000 U.S. Treasury
Bills due 7/7/05, market value
$2,123,056)                                                                                  $    2,081,000          2,081,000

With UBS Warburg 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $1,872,125,
collateralized by $1,298,000 U.S. Treasury Bills
due 5/5/05, market value $1,290,633 and $624,000
U.S. Treasury Bills due 5/12/05, market value $619,776)                                           1,872,000          1,872,000
                                                                                                                --------------
TOTAL REPURCHASE AGREEMENTS (COST $3,953,000)                                                                        3,953,000
                                                                                                                --------------

TOTAL MARKET VALUE OF SECURITIES - 99.88%
 (cost $72,816,995)                                                                                                 78,165,909

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.12%                                                     90,124
                                                                                                                --------------
NET ASSETS APPLICABLE TO 7,200,979 SHARES OUTSTANDING - 100.00%                                                 $   78,256,033
                                                                                                                --------------

+ Non-income producing security for the period ended January 31, 2005.

ADR - American Depositary Receipts

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds - Delaware U.S. Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $    73,033,421
                                     ---------------
Aggregate unrealized appreciation          7,684,088
Aggregate unrealized depreciation         (2,551,600)
                                     ---------------
Net unrealized depreciation          $     5,132,488
                                     ---------------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $77,110,373 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $30,261,322 expires in 2009, $28,063,955 expires in 2010 and $18,785,096 expires in 2011.

ITEM 2.  CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Adviser Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 30, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Adviser Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Michael P. Bishof
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 30, 2005

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP ADVISER FUNDS


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 30, 2005


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 30, 2005


         Michael P. Bishof
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 30, 2005